Share-based payments - Restricted Shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 29, 2020	Dec. 31, 2021 USD ($) shares plan	Dec. 31, 2020 USD ($) shares plan $ / shares	Dec. 31, 2019 USD ($) shares plan beneficiary $ / shares	Dec. 31, 2021 SFr / shares	Dec. 31, 2021 $ / shares	Nov. 26, 2021 SFr / shares	Nov. 26, 2021 $ / shares	Sep. 09, 2021 SFr / shares	Sep. 09, 2021 $ / shares	Mar. 31, 2021 SFr / shares	Dec. 31, 2020 SFr / shares	Dec. 31, 2020 $ / shares	Oct. 19, 2020 SFr / shares	Oct. 19, 2020 $ / shares	Sep. 21, 2020 SFr / shares	Sep. 21, 2020 $ / shares	Feb. 12, 2020 SFr / shares	Feb. 12, 2020 $ / shares	Dec. 31, 2019 SFr / shares	Dec. 31, 2019 $ / shares	May 22, 2019 SFr / shares	May 22, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shared based payment arrangement plans | plan		3	3	3
Par value per share (in CHF/USD per share) | (per share)					SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.01	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05	SFr 0.05	$ 0.05
Number of beneficiaries who forfeited other equity instruments granted | beneficiary				1
Expense from share-based payment transactions with employees		$ 24,896	$ 5,445	$ 1,577
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in (in shares) | shares		0	2,536,600	362,000
Weighted average fair value, other equity instruments granted (in USD per shares) | $ / shares			$ 4.47	$ 5.65
Number of other equity instruments forfeited (in shares) | shares			0	1,875
Expense from share-based payment transactions with employees		$ 5,311	$ 4,495	$ 497
Restricted shares | Related to research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		1,419	955	160
Restricted shares | General and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		$ 3,892	$ 3,540	$ 337
Restricted shares | 2019 RSPA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Restricted shares | 2020 RSPA | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted shares | 2020 RSPA | Minimum | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Restricted shares | 2020 RSPA | Minimum | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
Restricted shares | 2020 RSPA | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Restricted shares | 2020 RSPA | Maximum | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years